Employee and Director Benefit Programs (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee and Director Benefit Programs
Funded status	$ (5,524)	$ (5,426)
Unrecognized prior service cost/benefit	0	0
Unrecognized net actuarial loss	0	0
Net amounts recognized	(5,524)	(5,426)
Unfunded accrued liability	(5,524)	(5,426)
Intangible assets	0	0
Net amounts recognized	$ (5,524)	$ (5,426)	$ (5,268)